Concentration of credit risk	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Concentration of credit risk

Note 2 4	Concentration of credit risk

Concentration of credit exposure may arise with a group of counterparties that have similar economic characteristics or are located in the same geographic region. The ability of such counterparties to meet contractual obligations would be similarly affected by changing economic, political or other conditions.
The amounts of credit exposure associated with our
on-
and
off-balance
sheet financial instruments are summarized in the following table:
Credit exposure by country of ultimate risk

$ millions, as at October 31				2020				2019
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
On-balance sheet
Major assets (1)(2)(3)	$512,542	$151,337	$70,945	$734,824	$444,317	$120,286	$55,844	$620,447
Off-balance sheet
Credit-related arrangements
Financial institutions	$48,236	$13,482	$12,737	$74,455	$47,815	$13,526	$12,318	$73,659
Governments	9,860	10	7	9,877	9,208	10	14	9,232
Retail	142,351	554	434	143,339	130,544	510	432	131,486
Corporate	70,130	30,839	8,452	109,421	61,228	28,907	8,266	98,401
	$270,577	$44,885	$21,630	$337,092	$248,795	$42,953	$21,030	$312,778

(1)
Major assets consist of cash and deposits with banks, loans and acceptances net of allowance for credit losses, securities, securities borrowed or purchased under resale agreements, and derivative instruments.

(2)	Includes Canadian currency of $497.3 billion (2019: $426.0 billion) and foreign currencies of $237.5 billion (2019: $194.4 billion).
(3)
No industry or foreign jurisdiction accounted for more than 10% of loans and acceptances net of allowance for credit losses, with the exception of the U.S., which accounted for 13% as at October 31, 2020 (2019: 12.1%).

See Note 13 for derivative instruments by country and counterparty type of ultimate risk. In addition, see Note 22 for details on the client securities lending of the joint ventures which CIBC has with The Bank of New York Mellon.
Also see shaded sections in “MD&A – Management of risk” for a detailed discussion on our credit risk.